SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-Q

[X]  Quarterly Report Under Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the quarterly period ended March 31, 2008

Commission File Number 0-16898

PROFUTURES DIVERSIFIED FUND, L.P.

(Exact name of Partnership)

Delaware	75-2197831
(State of incorporation or organization)	(I.R.S. Employer Identification No.)

ProFutures, Inc.
11719 Bee Cave Road
Suite 200
Austin, Texas  78738

(Address of principal executive offices)

Partnership's telephone number
(800) 348-3601

Indicate by check mark whether the Partnership (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Partnership was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   ☒                     No  ☐

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company.  See the definitions of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act. (Check one):

Large Accelerated Filer  ☐                                                                                  Accelerated Filer  ☐

Non-Accelerated Filer  ☐                                                                                    Smaller Reporting Company   ☒

Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act).    Yes  ☐        No   ☒

TABLE OF CONTENTS
Page
PART I – FINANCIAL INFORMATION
Item 1. Financial Statements	2-8
Item 1. Notes to Financial Statements	9-22
Item 2. Management's Discussion and Analysis of Financial Condition and Results of Operations	23-27
Item 3. Quantitative and Qualitative Disclosures About Market Risk	27
Item 4. Controls and Procedures	27-28

PART II – OTHER INFORMATION
Item 1. Legal Proceedings	29
Item 1A. Risk Factors	29
Item 2. Unregistered Sales of Equity Securities and Use of Proceeds	29
Item 3. Defaults Upon Senior Securities	29
Item 4. Submission of Matters to a Vote of Security Holders	29
Item 5. Other Information	29
Item 6. Exhibits	29-30
Signatures	31
Rule 13a–14(a)/15d–14(a) Certifications	32-33
Section 1350 Certifications	34-35

PART I - FINANCIAL INFORMATION

Item 1.  Financial Statements.

PROFUTURES DIVERSIFIED FUND, L.P.
STATEMENTS OF FINANCIAL CONDITION
March 31, 2008 (Unaudited) and December 31, 2007 (Audited)
_________________

	2008	2007
ASSETS
Equity in broker trading accounts
Cash	$1,268,278	$1,433,626
Option premiums (received) paid	0	(34,500)
Unrealized gain (loss) on open contracts	0	5,735

Deposits with broker	1,268,278	1,404,861

Cash	2,289	3,387
Investments in other commodity pools	19,199,133	16,889,459
Redemption receivable from other commodity pool	1,000,000	4,500,000

Total assets	$21,469,700	$22,797,707

LIABILITIES
Accounts payable	$66,114	$97,542
Commissions and other trading fees on open contracts	0	266
Management fees payable (includes $49,350 and $61,761
payable to the General Partner at March 31, 2008
and December 31, 2007, respectively)	58,023	70,758
Redemptions payable	316,344	1,205,314

Total liabilities	440,481	1,373,880

PARTNERS’ CAPITAL (Net Asset Value)
General Partner - 187.1211 units outstanding
at March 31, 2008 and December 31, 2007	554,457	545,791
Limited Partners - 6,909.9321 and 7,157.9111 units outstanding
at March 31, 2008 and December 31, 2007	20,474,762	20,878,036

Total partners’ capital (Net Asset Value)	21,029,219	21,423,827

Total liabilities and partners’ capital	$21,469,700	$22,797,707

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
CONDENSED SCHEDULES OF INVESTMENTS
March 31, 2008 (Unaudited) and December 31, 2007 (Audited)
_________________

SHORT FUTURES CONTRACTS		March 31, 2008		December 31, 2007
	Description	Value	% of Net Asset Value	Value	% of Net Asset Value

	Stock index	$0	0.00%	$4,010	0.02%

	Total short futures contracts	$0	0.00%	$4,010	0.02%

WRITTEN OPTIONS ON FUTURES CONTRACTS

	Stock index	$0	0.00%	$(32,775)	(0.15)%

	Total written options on futures contracts (premiums received - $0 and $34,500, respectively)	$0	0.00%	$(32,775)	(0.15)%

INVESTMENTS IN OTHER COMMODITY POOLS

	ProFutures Strategic Allocation Trust (1)
	Investment Objective
	To achieve capital appreciation by trading U.S. and
	Non U.S. futures and forward currency contracts
	Redemption Provisions
	Monthly, with 10 days notice	$10,511,127	49.98%	$5,495,004	25.65%

	SHK Diversified LLC (2)
	Investment Objective
	To achieve capital appreciation by trading U.S. and
	Non U.S. futures and forward currency contracts
	Redemption Provisions
	Monthly, with 14 days notice	2,736,409	13.01%	3,117,286	14.55%

	Valhalla Synergy Fund LLC
	Investment Objective
	To achieve capital appreciation by trading U.S. and
	Non U.S. futures and forward currency contracts
	Redemption Provisions
	Quarterly, with 30 days notice	3,724,423	17.71%	4,419,668	20.63%

	Winton Futures Fund, L.P. (US) - Class B Interests (3)
	Investment Objective
	To achieve capital appreciation by trading
	U.S. and Non U.S. futures contracts
	Redemption Provisions
	Monthly, with 15 days notice	2,227,174	10.59%	3,857,501	18.01%

	Total investments in other commodity pools	$19,199,133	91.29%	$16,889,459	78.84%

(1)	The Managing Owner of ProFutures Strategic Allocation Trust is ProFutures, Inc., the Partnership's General Partner.
(2)
As of January 31, 2008, the managing member of SHK Diversified LLC temporarily suspended future redemptions from this fund. This action was taken by the managing member due to a decline in the liquidity of the markets traded by this fund combined with a significant number of request for redemptions from this fund. At this time, it cannot be estimated, with any reasonable certainty, when this temporary suspension will be removed by this fund.

(3)	The General Partner of Winton Futures Fund, L.P. (US) is Altegris Portfolio Management, Inc., an affiliate of Altegris Investments, Inc.

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
CONDENSED SCHEDULES OF INVESTMENTS (CONTINUED)
Proportional Share of Investments of Other Commodity Pools as of March 31, 2008(1)
(Unaudited)
_________________

Money Market Mutual Fund Investments

				% of Net
Shares	Description	Cost	Value	Asset Value

1,141,100	UBS Select Prime Institutional Fund	$1,141,100	$1,141,100	5.43%

Open Long and Short Futures Contracts

No. of		Range of		% of Net
Contracts	Description	Expiration Dates	Value	Asset Value

	Long Futures Contracts
	Metals
1,417	Gold	8/2008 to 12/2010	$10,631,652	50.56%
464	Silver	7/2008 to 7/2010	$2,806,501	13.35%

	Short Futures Contracts
	Metals
1,423	Gold	6/2008 to 6/2012	$(817,417)	(3.89)%
465	Silver	5/2008 to 12/2010	$(1,355,069)	(6.44)%

Investment in Other Commodity Pool

Winton Futures Fund, L.P. (US) - Class B Interests (2)
Investment Objective
To achieve capital appreciation by trading
U.S. and Non U.S. futures contracts
Redemption Provisions
Monthly, with 15 days notice			$5,948,543	28.29%

(1)
Represents the Partnership's proportional share of other commodity pool's individual underlying investments and open futures and forward contracts which exceed 5% of the Partnership's Net Asset Value at March 31, 2008. In certain situations open futures contracts that are less than 5% of the Partnership's Net Asset Value are presented to better indicate the Partnership's net exposure to a particular underlying commodity.

(2)
The General Partner of Winton Futures Fund, L.P. (US) is Altegris Portfolio Management, Inc., an affiliate of Altegris Investments, Inc. This is ProFutures Strategic Allocation Trust’s proportionate share of investments in Winton Futures Fund, L.P. (US) - Class B Interests.

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
CONDENSED SCHEDULES OF INVESTMENTS (CONTINUED)
Proportional Share of Investments of Other Commodity Pools as of December 31, 2007(1)
(Audited)
_________________

Money Market Mutual Fund Investments

				% of Net
Shares	Description	Cost	Value	Asset Value

2,603,841	UBS Select Prime Institutional Fund	$2,603,841	$2,603,841	12.15%

Open Long and Short Futures Contracts

No. of		Range of		% of Net
Contracts	Description	Expiration Dates	Value	Asset Value

	Long Futures Contracts
	Metals
2,939	Gold	4/2008 to 12/2010	$15,781,819	73.66%
661	Silver	5/2008 to 7/2010	$2,095,969	9.78%

	Short Futures Contracts
	Metals
2,964	Gold	2/2008 to 6/2012	$(10,928,866)	(51.01)%
668	Silver	3/2008 to 12/2010	$(950,826)	(4.44)%

Open Long and Short Forward Contracts

No. of		Range of		% of Net
Contracts	Description	Expiration Dates	Value	Asset Value

	Long Forward Contracts
	Metals
313	Copper	1/2008 to 12/2011	$9,141,316	42.67%
336	Aluminum	1/2008 to 12/2011	$2,107,432	9.84%

	Short Forward Contracts
	Metals
314	Copper	1/2008 to 12/2011	$(8,743,537)	(40.81)%
341	Aluminum	1/2008 to 12/2011	$(2,249,393)	(10.50)%

(1)
Represents the Partnership's proportional share of other commodity pool's individual underlying investments and open futures and forward contracts which exceed 5% of the Partnership's Net Asset Value at December 31, 2007. In certain situations open futures contracts that are less than 5% of the Partnership's Net Asset Value are presented to better indicate the Partnership's net exposure to a particular underlying commodity.

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
STATEMENTS OF OPERATIONS
For the Three Months Ended March 31, 2008 and 2007
(Unaudited)
_________________

	Three Months Ended
	March 31,
	2008	2007
TRADING AND INVESTING GAINS (LOSSES)
Gain (loss) from futures and options on futures trading
Realized	$(356,377)	$53,745
Change in unrealized	(5,735)	(392,879)
Brokerage commissions	(40,964)	(73,376)

Gain (loss) from futures and options on futures trading	(403,076)	(412,510)

Gain (loss) from trading of forward currency contracts
and options on forward currency contracts
Realized	0	467,487
Change in unrealized	0	(371,164)

Gain from forward currency contracts
and options on forward currency contracts	0	96,323

Gain (loss) from investment in other commodity pools, net	989,674	(954,150)

Total trading and investing gains (losses)	586,598	(1,270,337)

NET INVESTMENT INCOME (LOSS)
Income
Interest income	7,223	101,797

Expenses
Incentive fees	0	65,935
Management fees (includes $202,229 and $257,242 charged by the General Partner for the three months ended March 31, 2008 and 2007, respectively)	212,407	335,880
Operating expenses	86,817	108,941

Total expenses	299,224	510,756

General Partner management fees waived	(42,902)	(19,124)

Net expenses	256,322	491,632

Net investment income (loss)	(249,099)	(389,835)

NET INCOME (LOSS)	$337,499	$(1,660,172)

NET INCOME (LOSS) PER GENERAL AND LIMITED PARTNER UNIT
(based on weighted average number of units outstanding during the period of 7,284 and 8,759, respectively)	$46.33	$(189.53)

INCREASE (DECREASE) IN NET ASSET VALUE
PER GENERAL AND LIMITED PARTNER UNIT	$46.31	$(193.56)

See accompanying notes

PROFUTURES DIVERSIFIED FUND, L.P.
STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL (NET ASSET VALUE)
For the Three Months Ended March 31, 2008 and 2007
(Unaudited)
_________________

	Total
	Number of	Partners' Capital
	Units	General	Limited	Total

Balances at December 31, 2007	7,345	$545,791	$20,878,036	$21,423,827

Net income (loss) for the period ended March 31, 2008		8,666	328,833	337,499

Redemptions	(248)	0	(732,107)	(732,107)

Balances at March 31, 2008	7,097	$554,457	$20,474,762	$21,029,219

Balances at December 31, 2006	8,903	$592,117	$27,581,995	$28,174,112

Net income (loss) for the period ended March 31, 2007		(36,219)	(1,623,953)	(1,660,172)

Redemptions	(349)	0	(1,101,380)	(1,101,380)

Balances at March 31, 2007	8,554	$555,898	$24,856,662	$25,412,560

	Net Asset Value Per Unit

	March 31,	December 31,	March 31,	December 31,
	2008	2007	2007	2006

	$2,963.09	$2,916.78	$2,970.79	$3,164.35

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
STATEMENTS OF CASH FLOWS
For the Three Months Ended March 31, 2008 and 2007
(Unaudited)
_________________

	March 31,
	2008	2007
OPERATING ACTIVITIES
Net income (loss)	$337,499	$(1,660,172)

Adjustment to reconcile net income (loss) to
net cash provided by operating activities
(Gain) loss from other commodity pools, net	(989,674)	954,150
Change in operating assets and liabilities
(Increase) decrease in cash at broker	165,348	10,100,742
(Increase) decrease in options premiums paid	(34,500)	(281,925)
(Increase) decrease in unrealized gain on open contracts	5,735	392,879
(Increase) decrease in cash deposits
in forward trading collateral accounts	0	5,412,319
(Increase) decrease in net premiums paid on
options on forward currency contracts	0	3,294
(Increase) decrease in unrealized gain on open
forward currency contracts and options on
forward currency contracts	0	371,164
Additions to other commodity pools	0	(15,803,865)
Redemptions from other commodity pools	2,180,000	1,800,000
(Decrease) increase in accounts payable	(31,428)	24,942
(Decrease) increase in commissions and
other trading fees on open contracts	(266)	(3,054)
(Decrease) increase in incentive fees payable	0	3,284
(Decrease) increase in management fees payable	(12,735)	(103,090)

Net Cash Provided By (Used In) Operating Activities	1,619,979	1,210,668

FINANCING ACTIVITIES
Redemptions paid	(1,621,077)	(1,212,816)

Net Cash Provided By (Used In) Financing Activities	(1,621,077)	(1,212,816)

Net Cash increase (decrease) for the period	(1,098)	(2,148)

Cash at Beginning of the period	3,387	3,204

Cash at End of the period	$2,289	$1,056

See accompanying notes.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General Description of the Partnership

ProFutures Diversified Fund, L.P. (the “Partnership”) is a Delaware limited partnership, which operates as a commodity investment pool.  The Partnership engages in the speculative trading of futures contracts, options on futures contracts, physical commodities, interbank forward currency contracts and options on interbank forward currency contracts, directly and through its investments in other commodity pools.  The Partnership closed to investors in 1995 and will terminate at the end of December 2012, at which time the remaining assets will be distributed.

Regulation

As a registrant with the Securities and Exchange Commission, the Partnership is subject to the regulatory requirements under the Securities Act of 1933 and the Securities Exchange Act of 1934.  As a commodity investment pool, the Partnership is subject to the regulations of the Commodity Futures Trading Commission, an agency of the United States (U.S.) government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of commodity exchanges, futures commission merchants, and interbank market makers through which the Partnership trades.

Method of Reporting

The Partnership’s financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which require the use of certain estimates made by the Partnership’s management.

For purposes of both financial reporting and calculation of redemption value, Net Asset Value per Unit is calculated by dividing Net Asset Value by the total number of units outstanding.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates and assumptions utilized.

Futures and Forward Currency Contracts

Transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reflected in the statement of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board Interpretation No. 39 – “Offsetting of Amounts Related to Certain Contracts.”  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions on futures contracts include other trading fees and are charged to expense when contracts are opened.  Fair value of exchange-traded contracts is based upon exchange settlement prices.  Fair value of non-exchange-traded contract is based on third party quoted dealer values on the Interbank market.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)
_________________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Futures and Forward Currency Contracts (continued)

On January 1, 2008, the Partnership adopted FASB Interpretation No. 39-1, Amendment of FASB Interpretation No. 39 (“FIN 39-1”).  FIN 39-1 defines “right of setoff” and specifies what conditions must be met for a derivative contract to qualify for this right of setoff.  It also addresses the applicability of a right of setoff to derivative instruments and clarifies the circumstances in which it is appropriate to offset amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement and fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.  The adoption of FIN 39-1 did not have a material impact on the Partnership’s financial statements.

Income Taxes

The Partnership is not subject to federal income taxes.  The Partnership prepares calendar year U.S. and applicable state information tax returns and reports to the partners their allocable shares of the Partnership’s income, expenses and trading gains or losses.

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

Redemptions of Units

Redemptions payable represent redemptions approved by the General Partner prior to the period end, including those that are not effective until subsequent periods.  These redemptions have been recorded as redemptions and redemptions payable, using the period end net asset value per unit, in accordance with the provisions of Statement of Financial Accounting Standards No. 150, “Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity.”

Fair Value of Financial Instruments

All of the Partnership’s assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS No. 157”).

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair Value of Financial Instruments (continued)

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  Inputs are broadly defined under SFAS No. 157 as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1.  Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2.  Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.  A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3.  Inputs are unobservable for the asset or liability.

The adoption of SFAS No. 157  did not have a material impact on the Partnership’s financial statements.

The Partnership’s investments in other commodity pools are reported in the statement of financial condition at fair value.  Fair value ordinarily is the value determined by each commodity pool in accordance with such commodity pool’s valuation policies and as reported by their management at the time of the Partnership’s valuation.  Generally, the fair value of the Partnership’s investment in a commodity pool represents the amount that the Partnership could reasonably expect to receive from such commodity pool if the Partnership’s investment was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Partnership believes to be reliable.  This financial instrument is classified in Level 3 of the fair value hierarchy.

The fair values of Level 3 financial instruments at March 31, 2008, consisted of the following:

Investments in other commodity pools:	$19,199,133

The following table presents a reconciliation of the activity for the investments in other commodity pools:

Balance at January 1, 2008:	$16,889,459
Gain (loss) from investments in other commodity pools:	989,674
Additions and redemptions, net:	1,320,000
Transfers in and/or out of Level 3:	--

Balance at March 31, 2008:	$19,199,133

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Recently Issued Accounting Pronouncement

In March 2008, the FASB issued SFAS No. 161, Disclosure about Derivative Instruments and Hedging Activities, an Amendment of FASB Statement No. 133 (“SFAS No. 161”).  SFAS No. 161 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows.  SFAS No. 161 applies to all derivative instruments within the scope of SFAS No. 133.  It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under SFAS No. 133.  SFAS No. 161 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in SFAS No. 133 and generally increases the level of disaggregation that will be required in an entity’s financial statements.  SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.  SFAS No. 161 is effective prospectively for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The adoption of SFAS No. 161 is not expected to have a material impact on the Partnership’s financial statements.

Interim Financial Statements

The unaudited condensed financial statements of ProFutures Diversified Fund, L.P., as of  March 31, 2008 and for the three month periods ended March 31, 2008 and March 31, 2007, have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC").  The information included reflects all adjustments (consisting only of normal recurring accruals and adjustments), which are, in the opinion of management; necessary to fairly state the operating results for the respective periods.  However, these operating results are not necessarily indicative of the results expected for the full fiscal year.  Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to SEC rules and regulations.  The notes to the unaudited condensed financial statements should be read in conjunction with the notes to the financial statements contained in our 2007 Annual Report on Form 10-K filed with the SEC on May 15, 2008.

Note 2.       GENERAL PARTNER

The General Partner of the Partnership is ProFutures, Inc., which conducts and manages the business of the Partnership.  The Agreement of Limited Partnership requires the General Partner to contribute to the Partnership an amount in the aggregate equal to at least the greater of (i) 3% of the aggregate initial capital contributions of all partners or $100,000, whichever is less, or (ii) 1% of the aggregate initial capital contributions of all partners.

The Agreement of Limited Partnership also requires that the General Partner maintain in the aggregate a net worth at least equal to (i) the lesser of $250,000 or 15% of the aggregate initial capital contributions of any limited partnerships for which it acts as general partner and which

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)
_________________

Note 2.	GENERAL PARTNER (CONTINUED)

are capitalized at less than $2,500,000; and (ii) 10% of the aggregate initial capital contributions of any limited partnerships for which it acts as general partner and which are capitalized at greater than $2,500,000.

ProFutures, Inc. has a callable stock subscription agreement with MF Global Ltd. (MFG) (formerly Man Financial Inc.), the Partnership’s broker, whereby MFG has subscribed to purchase (up to $7,000,000, subject to conditions set forth in the stock subscription agreement dated October 22, 2004) the number of shares of common stock of ProFutures, Inc. necessary to maintain the General Partner’s net worth requirements.

The Partnership pays the General Partner a monthly management fee of 1/4 of 1% (3% annually) of month-end Net Asset Value.  The General Partner receives an additional monthly management fee of .0625% (.75% annually) of the Partnership’s month-end Net Asset Value for consulting services rendered to the Partnership.

Total management fees earned by ProFutures, Inc. for the three months ended March 31, 2008 and 2007 were $202,229 and $257,242, respectively.  Management fees payable to ProFutures, Inc. as of March 31, 2008 and December 31, 2007 were $49,350 and $61,761, respectively.  During the three months ended March 31, 2008 and 2007, the General Partner waived $42,902 and $19,124, respectively, of its monthly management fee related to the value of the Partnership's net assets invested in ProFutures Strategic Allocation Trust, an affiliated fund also managed by ProFutures, Inc.  The General Partner considers this waiver of management fees necessary given ProFutures, Inc. receives a 2% per annum administration fee from ProFutures Strategic Allocation Trust.

Note 3.       CONSULTANT

The Partnership has entered into a consulting agreement with Altegris Investments, Inc. (Altegris), whereby Altegris will recommend the selection and termination of the Partnership’s trading advisors and the allocation and reallocation of the Partnership’s assets.  Pursuant to the consulting agreement, Altegris receives a monthly consulting fee equal to .0208% (.25% annually) of the Partnership’s month-end Net Asset Value.  Effective April 1, 2007, certain net assets of the Partnership invested  with Altegris affiliated managers are excluded from the month-end Net Asset Value when computing the consulting fees due to Altegris.   The consulting fee (included in management fees in the statement of operations) earned by Altegris totaled $1,755 and $17,149 for the three months ended March 31, 2008 and 2007, respectively.  In addition to the monthly consulting fee, Altegris earns commissions for introducing the Partnership to certain commodity trading advisors and other commodity pools based on the number of trades entered on behalf of the Partnership.

Note 4.	COMMODITY TRADING ADVISORS

The Partnership has a trading advisory contract with a commodity trading advisor to furnish investment management services to the Partnership, but may, from time to time, have several such trading advisory contracts.  These trading advisors typically receive management fees ranging from 1% to 2% annually of Allocated Net Asset Value (as defined in each respective trading advisory contract).  In addition, the commodity trading advisors typically receive quarterly incentive fees of 20% of Trading Profits (as defined).  Total management fees earned by the trading advisors amounted to $8,423 and $61,489 for the three months ended March 31, 2008 and 2007, respectively.  Total incentive fees earned by the trading advisors amounted to $0 and $65,935 for the three months ended March 31, 2008 and 2007, respectively.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)
_________________

Note 5.   DEPOSITS WITH BROKER

The Partnership deposits funds with MFG to act as broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements.  Margin requirements are satisfied by the deposit of cash with such broker.  All assets with MFG are subject to being collateralized for any amounts due to MFG and to meet margin and other broker or regulatory requirements.  The Partnership earns interest income on its assets deposited with the broker.

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS

The Partnership invests in other commodity pools which are subject to the terms of the respective limited partnership agreements and offering memoranda of such other commodity pools, which may, among other things, delay or suspend withdrawal rights under certain circumstances.

Summarized information for these investments is as follows:

	ProFutures Strategic Allocation Trust	SHK Diversified LLC	Valhalla Synergy Fund LLC	Winton Futures Fund, L.P. (US)	Totals

Net Asset Value
December 31, 2007	$5,495,004	$3,117,286	$4,419,668	$3,857,501	$16,889,459

Additions	4,500,000	0	0	0	4,500,000

Income (loss)	516,123	(280,877)	454,755	299,673	989,674

Redemptions	0	(100,000)	(1,150,000)	(1,930,000)	(3,180,000)

Net Asset Value
March 31, 2008	$10,511,127	$2,736,409	$3,724,423	$2,227,174	$19,199,133

	ProFutures Strategic Allocation Trust	SHK Diversified LLC	Valhalla Synergy Fund LLC	Winton Futures Fund, L.P. (US)	Totals

Net Asset Value
December 31, 2007	$0	$0	$0	$9,338.122	$9.338.122

Additions	7,364,000	3,500,000	4,439.865	500,000	15,803,865

Income (loss)	(553,622)	(69,946)	121,635	(452,217)	(954,150)

Redemptions	0	0	0	(1,800,000)	(1,800,000)

Net Asset Value
March 31, 2008	$6,810,378	$3,430,054	$4,561,500	$7,585,905	$22,387,837

ProFutures Strategic Allocation Trust

The Partnership’s investment in ProFutures Strategic Allocation Trust (the “Trust”) is subject to an administration fee, charged by ProFutures, Inc., of 2.00% per annum of net assets, a monthly management fee, charged by the commodity trading advisor, of 2.00% per annum on allocated assets, and a quarterly incentive fee, charged by the commodity trading advisor of 20% of trading profits on allocated assets.  For the three months ended March 31, 2008, the Partnership’s proportionate share of administration fees, management fees and incentive fees charged by the Trust were approximately $43,000, $24,000 and $0, respectively.  For the three months ended March 31, 2007, the Partnership’s proportionate share of administration fees, management fees and incentive fees charged by the Trust were approximately $19,100, $19,100 and $0, respectively.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)
ProFutures Strategic Allocation Trust (Continued)
Condensed financial information as of March 31, 2008 and December 31, 2007 and for the three-month periods ended March 31, 2008 and 2007 is as follows:

Statements of Financial Condition	March 31, 2008 (unaudited)	December 31, 2007 (audited)
Assets
Equity in broker trading accounts
Cash	$5,642,489	$3,876,110
Unrealized gain on open contracts	(135,335)	66,075
Deposits with broker	5,507,154	3,942,185

Cash and cash equivalents	2,285,064	2,493,158
Subscription in commodity pool paid in advance	0	7,000,000
Net premiums paid on options on
forward currency contracts	1,293	11,338
Unrealized gain (loss) on open forward and
options on forward currency contracts	57,063	(251,518)
Investment in other commodity pool	10,102,687	0
Other assets	55,320	1,250
Total assets	$18,008,581	$13,196,413

Liabilities
Accounts payable	$20,834	$25,665
Commissions payable	1,106	1,982
Management fee payable	44,964	69,326
Incentive fee payable	0	0
Other payables	29,903	21,869
Redemptions payable	60,226	340,686
Total liabilities	157,033	459,528

Total Capital (Net Asset Value)	17,851,548	12,736,885

Total liabilities and capital	$18,008,581	$13,196,413

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)
ProFutures Strategic Allocation Trust (Continued)

Statements of Operations	Three Months Ended March 31, 2008 (unaudited)	Three Months Ended March 31, 2007 (unaudited)
Trading and investing gains (losses)
Realized	$160,530	$(825,544)
Change in unrealized	107,172	(414,625)
Brokerage commissions	(8,650)	(22,559)
Total trading gains (losses)	259,052	(1,262,728)

Gain from investment in other commodity pool	882,687	0
Total trading and investing gains (losses)	1,141,739	(1,262,728)

Net investment income (loss)
Interest income	31,577	157,001
Expenses
Incentive fees	0	0
Management and other fees	125,571	135,940
Operating expenses	44,526	27,555
Total expenses	170,097	163,495
Net investment (loss)	(138,520)	(6,494)
Net income (loss)	$1,003,219	$(1,269,222)

The accounting principles utilized by the Trust are consistent in all material respects with those utilized by the Partnership.

The Partnership’s investment in the Trust represents approximately 58.9% and 43.1% of the investee fund’s net asset value as of March 31, 2008 and December 31, 2007, respectively.

The Partnership submitted a request for full redemption from the Trust to be effective as of May 31, 2008

SHK Diversified LLC

As of January 31, 2008, the managing member of SHK Diversified LLC (“SHK”) temporarily suspended future redemptions.  SHK’s managing member indicated to investors that this action was taken due to a decline in the liquidity of the markets traded by SHK combined with a significant number of requests for redemptions.  At this time, it cannot be estimated, with any reasonable certainty, when this temporary suspension will be removed.

The Partnership’s investment in SHK is stated at $2,736,409 and $3,117,286 at March 31, 2008 and December 31, 2007, respectively, and its proportionate share in the earnings (losses) of this investment for the three-months ended March 31, 2008 and 2007 of $(280,877) and $(69,946), respectively, is included in net income (loss) for the periods then ended.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)
SHK Diversified LLC (Continued)

At this time, there is uncertainty as to the valuation of the Partnership’s investment in SHK.  Therefore, the General Partner established a side pocket for the Partnership’s interest in SHK effective April 30, 2008, until such time as these funds are released and can be valued with a reasonable degree of certainty.  Investor units attributed to SHK will be segregated into a side pocket while units not attributed to SHK will continue to be available for redemption.  Redemptions will be in cash for the portion of the Partnership’s net assets not attributed to SHK while the net assets attributed to SHK will continue to be held in the side pocket.

On April 28, 2008, the Partnership submitted a request for full redemption from SHK.  At this time it is uncertain as to when this redemption will be honored and paid by SHK.

Investors in SHK are charged management fees of 6.00% per annum (in 2008, voluntarily reduced to 3.00% per annum by the managing member of SHK) and a profit share of 25% of trading profits.  For the three months ended March 31, 2008, the Partnership’s proportionate share of management fees and profit share charged by SHK were approximately $20,000 and $0, respectively.  For the three months ended March 31, 2007, the Partnership’s proportionate share of management fees and profit share charged by SHK were approximately $34,500 and $0, respectively.

Condensed financial information as of March 31, 2008 and December 31, 2007 and for the three-month periods ended March 31, 2008 and 2007 is as follows:

Statements of Financial Condition	March 31, 2008 (unaudited)	December 31, 2007 (audited)
Assets
Money market fund	$25,152,085	$57,268,220
Equity in broker trading accounts
Cash (due to broker)	(217,792,802)	(114,907,191)
Unrealized gain on open contracts	253,303,495	128,343,818
Deposits with broker	60,662,778	13,436,627
Other assets	47,000	28,495
Total assets	$60,709,778	$70,733,342

Liabilities
Accounts payable	$159,685	$133,065
Commissions payable	100,666	161,822
Management fee payable	128,933	303,133
Incentive fee payable	4,686	4,686
Subscription received in advance	0	75,000
Redemptions payable	0	3,757,503
Total liabilities	393,970	4,435,209

Total Capital (Net Asset Value)	60,315,808	66,298,133

Total liabilities and capital	$60,709,778	$70,733,342

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)

SHK Diversified LLC (Continued)
Statements of Operations	Three Months Ended March 31, 2008 (unaudited)	Three Months Ended March 31, 2007 (unaudited)
Trading gains (losses)
Realized	$(129,904,143)	$12,795,016
Change in unrealized	124,959,678	(13,279,920)
Brokerage commissions	(1,222,895)	(364,319)
Total trading gains (losses)	(6,167,360)	(849,223)

Net investment income (loss)
Interest and dividend income	464,675	1,024,012
Expenses
Incentive fees	0	1,210
Management and other fees	375,507	1,056,871
Operating expenses	40,130	66,230
Total expenses	415,637	1,124,311
Net investment gain (loss)	49,038	(100,299)
Net income (loss)	$(6,118,322)	$(949,522)

The Partnership’s investment in SHK represents approximately 4.5% and 4.7% of the investee fund’s net asset value as of March 31, 2008 and December 31, 2007.

Valhalla Synergy Fund LLC

Valhalla Synergy Fund LLC invests substantially all of its assets through a “master-feeder” structure into Valhalla Synergy Master Fund Ltd. (the “Master Fund”), a Cayman Islands exempted company.  Valhalla Synergy Fund LLC pays to the manager of the Master Fund a management fee of 2.00% per annum and an annual profit participation allocation of 20% of trading profits.  For the three months ended March 31, 2008, the Partnership’s proportionate share of management fees and profit participation allocation charged by the Master Fund were approximately $23,500 and $114,000, respectively.  For the three months ended March 31, 2007, the Partnership’s proportionate share of management fees and profit participation allocation charged by the Master Fund were approximately $14,900 and $30,400, respectively.

Valhalla Synergy Fund LLC condensed financial information primarily consists of their investment in the Master Fund and income or loss is allocated from the Master Fund to Valhalla Synergy Fund LLC.

Valhalla Synergy Fund LLC net assets at the end of March 31, 2008 and December 31, 2007 are $58,750,859 and $59,248,307, respectively.  Total net income for the three months ended March 31, 2008 and 2007 is $5,950,170 and $6,410,086, respectively.

The Partnership’s investment in Valhalla Synergy Fund LLC represents approximately 6.3% and 7.46% of the investee fund’s net asset value as of March 31, 2008 and December 31, 2007, respectively.

Management of the Partnership believes the accounting principles utilized by Valhalla Synergy Fund LLC are consistent in all material respects with those utilized by the Partnership.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)

Winton Futures Fund, L.P. (US) – Class B Interests

Class B Interests of the Winton Futures Fund, L.P. (US) are charged management fees of 1.75% annually and incentive fees of 20% of trading profits.  For the three months ended March 31, 2008, the Partnership’s proportionate share of management fees and incentive fees charged by Winton Futures Fund, L.P. (US) were approximately $12,000 and $72,000, respectively.  For the three months ended March 31, 2007, the Partnership’s proportionate share of management fees and incentive fees charged by Winton Futures Fund, L.P. (US) were approximately $36,700 and $15,000, respectively.

Condensed financial information as of March 31, 2008 and December 31, 2007 and for the three-month periods ended March 31, 2008 and 2007 is as follows:

Statements of Financial Condition	March 31, 2008 (unaudited)	December 31, 2007 (audited)
Assets
Equity in broker trading accounts
Cash	$28,064,495	$25,952,767
United States government securities	2,995,380	0
Unrealized gain (loss) on open contracts	(1,032,110)	1,354,533
Deposits with broker	30,027,765	27,307,300

Cash and cash equivalents	122,192,186	84,729,844
Other assets	30,144	54,628
Total assets	$152,250,095	$112,091,772

Liabilities
Accounts payable	$36,875	$43,748
Commissions payable	20,418	31,362
Management fee payable	150,424	115,550
Service fee payable	91,846	59,483
Incentive fee payable	2,930,377	988,849
Redemptions payable	1,439,269	4,725,873
Subscriptions received in advance	16,359,984	10,612,046
Total liabilities	21,029,193	16,576,911

Total Capital (Net Asset Value)	131,220,902	95,514,861

	$152,250,095	$112,091,772

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 6.   INVESTMENTS IN OTHER COMMODITY POOLS (CONTINUED)
Winton Futures Fund, L.P. (US) – Class B Interests (continued)
Statements of Operations	Three Months Ended March 31, 2008 (unaudited)	Three Months Ended March 31, 2007 (unaudited)
Trading gains (losses)
Realized	$17,100,647	$(3,969,466)
Change in unrealized	(2,386,643)	(779,335)
Brokerage commissions	(112,921)	(233,909)
Total trading gains (losses)	14,601,083	(4,982,710)

Net investment income (loss)
Interest income	974,544	752,649
Expenses
Incentive fees	2,930,377	14,952
Management and other fees	648,660	342,375
Operating expenses	4,199	38,585
Total expenses	3,583,236	395,912
Net investment income (loss)	(2,608,692)	356,737
Net income (loss)	$11,992,391	$(4,625,973)

Management of the Partnership believes the accounting principles utilized by Winton Futures Fund, L.P. (US) are consistent in all material respects with those utilized by the Partnership.

The Partnership’s direct and indirect investment in Winton Futures Fund, L.P. (US) represents approximately 6.2% and 4.0% of the investee fund’s net asset value as of March 31, 2008 and December 31, 2007, respectively.

Note 7.   SUBSCRIPTIONS, DISTRIBUTIONS AND REDEMPTIONS

Limited Partners have the right to redeem units as of any month-end upon ten (10) days' prior written notice to the Partnership.  Redemptions will be made on the last day of the month for an amount equal to the net asset value per unit, as defined, represented by the units to be redeemed.  The right to obtain redemptions is also contingent upon the Partnership's having property sufficient to discharge its liabilities on the redemption date and may be delayed if the General Partner determines that earlier liquidation of commodity interest positions to meet redemption payments would be detrimental to the Partnership or non-redeeming Limited Partners.

Under certain circumstances, including, but not limited to, the inability to liquidate commodity positions or a delay in payments due the Partnership from commodity brokers, banks, commodity pools or other persons, the Partnership may in turn delay payment to Partners requesting redemption of units. In that event, payment for redemption of such units will be made to Limited Partners as soon thereafter as is practicable.  As discussed more fully in Note 6, effective April 30, 2008, the General Partner established a side pocket for the Partnership’s interest in SHK.  At this time, a Partner may not redeem net assets pertaining to their share of the side pocket.

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
_________________

Note 8.   TRADING ACTIVITIES AND RELATED RISKS

The Partnership, directly and through its investment in other commodity pools, engages in the speculative trading of U.S. and foreign futures contracts, options on U.S. and foreign futures contracts, physical commodities, forward currency contracts and options on forward currency contracts (collectively, “derivatives”).  The Partnership is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Purchase and sale of futures and options on futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities.  A customer’s cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements.  In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available.  It is possible that the recovered amount could be less than total cash and other property deposited.

For derivatives, risks arise from changes in the market value of the contracts.  Theoretically, the Partnership is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.  As both a buyer and seller of options, the Partnership pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option.  Written options expose the Partnership to potentially unlimited liability, and purchased options expose the Partnership to a risk of loss limited to the premiums paid.  The Partnership is also exposed to market risk on physical commodities equal to the market value of physical commodities owned.

The Partnership has a portion of its assets on deposit with a financial institution in connection with its trading of forward currency contracts and its cash management activities.  Cash deposited with brokers and dealers in securities and other financial institutions in connection with the Partnership’s trading of forward currency and other derivative contracts are partially restricted due to deposit or margin requirements.  In the event of a financial institution’s insolvency, recovery of Partnership assets on deposit may be limited to account insurance or other protection afforded such deposits.  Since forward currency contracts are traded in unregulated markets between principals, the Partnership also assumes the risk of loss from counterparty nonperformance.

The Partnership’s investments in other commodity pools are subject to the market and credit risks of futures contracts, forward currency contracts and other derivative contracts held or sold short by these commodity pools.  The Partnership bears the risk of loss only to the extent of the market value of its respective investment and, in certain specific circumstances, distributions and redemptions received. The General Partner has established risk management procedures to monitor investments in other commodity pools and seeks to minimize risk primarily by investing in commodity pools, which the General Partner believes are reliable and creditworthy.  However, there can be no assurance that any commodity pool invested in will be able to meet its obligations to the Partnership.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so.  The General Partner’s basic market risk control procedures consist of continuously monitoring the trading activity of the various commodity trading advisors, with the actual market risk controls

PROFUTURES DIVERSIFIED FUND, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)
_________________

Note 8.	TRADING ACTIVITIES AND RELATED RISKS (CONTINUED)

being applied by Altegris, as a consultant, and the advisors themselves.  The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership’s assets at financial institutions and brokers, which the General Partner believes to be creditworthy.

The Limited Partners bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 9.       INDEMNIFICATIONS

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

Note 10.     FINANCIAL HIGHLIGHTS

The following information presents per unit operating performance data and other supplemental financial data for the three months ended March 31, 2008 and 2007.  This information has been derived from information presented in the financial statements.

	Three Months Ended March 31, 2008		Three Months Ended March 31, 2007
	(Unaudited)		(Unaudited)
Per Unit Performance
(for a unit outstanding throughout the entire period)
Net asset value per unit at beginning of period	$2,916.78		$3,164.35
Income (loss) from operations:
Total trading and investing gains (losses) (1)	80.51		(149.06)
Net investment (loss) (1)	(34.20)		(44.50)
Total income (loss) from operations	46.31		(193.56)
Net asset value per unit at end of period	$2,963.09		$2,970.79
Total Return	1.59%		(6.12	) %
Supplemental Data
Ratios to average net asset value: (2) (5)
Expenses prior to incentive fees (3)	4.79%		6.11%
Incentive fees (4)	0.00%		0.24%
Total expenses	4.79%		6.35%
Net investment (loss) (3), (6)	(4.66	) % (5)	(4.65	) %

Total returns are calculated based on the change in value of a unit during the period.  An individual partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of redemptions.
________________________
(1)
The net investment (loss) per unit is calculated by dividing the net investment (loss) by the average number of units outstanding during the period.  Total trading gains (losses) is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.  Such balancing amount may differ from the calculation of total trading gains (losses) per unit due to the timing of trading gains and losses during the period relative to the number of units outstanding.

(2)	Excludes the Partnership’s proportionate share of expenses and net investment income (loss) from investments in other commodity pools.
(3)	Annualized.
(4)	Not annualized.
(5)	Ratios for the three months ended March 31, 2008 and 2007, are after the waiver of management fees by the General Partner, equal to 0.80% and 0.27%, respectively, of average net asset value.
(6)	Excludes incentive fees.

Item 2.	Management's Discussion and Analysis of Financial Condition and Results of Operations.
Reference is made to Item 1, “Financial Statements.”  The information contained therein is essential to, and should be read in conjunction with, the following analysis.

The Partnership commenced trading on August 3, 1987.  The success of the Partnership is dependent on the ability of independent Commodity Trading Advisors (“CTAs”) and commodity trading advisors that are utilized via investing in commodity pools (collectively, the “Advisors”) to generate profits through speculative trading sufficient to produce substantial capital appreciation after payment of all fees and expenses.  Future results will depend in large part upon the futures markets in general, the performance of the Advisors for the Partnership and the amount of redemptions and changes in interest rates.  Due to the highly leveraged nature of futures trading, small price movements may result in substantial losses.  Because of the nature of these factors and their interaction, it is impossible to predict future operating results.

Critical Accounting Policies
-------------------------------------

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period.  Management believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from those estimates.  The Partnership's significant accounting policies are described in detail in Note 1 to the Financial Statements.

The Partnership records all investments at fair value in its financial statements, with changes in fair value reported as a component of realized and change in unrealized trading gain (loss) in the Statements of Operations.  Generally, fair values are based on market prices; however, in certain circumstances, estimates are involved in determining fair value in the absence of an active market closing price (e.g., swap and forward contracts which are traded in the inter-bank market).

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS No. 157”).  SFAS No. 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurement and also emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.

The Partnership adopted SFAS No. 157 as of January 1, 2008.  The adoption of SFAS No. 157 did not have a material impact on the Partnership’s financial statements.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  Inputs are broadly defined under SFAS No. 157 as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1.  Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2.  Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.  A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3.  Inputs are unobservable for the asset or liability.

The adoption of SFAS No. 157  did not have a material impact on the Partnership’s financial statements.

The Partnership’s investments in other commodity pools are reported in the statement of financial condition at fair value.  Fair value ordinarily is the value determined by each commodity pool in accordance with such commodity pool’s valuation policies and as reported by their management at the time of the Partnership’s valuation.  Generally, the fair value of the Partnership’s investment in a commodity pool represents the amount that the Partnership could reasonably expect to receive from such commodity pool if the Partnership’s investment was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Partnership believes to be reliable.  This financial instrument is classified in Level 3 of the fair value hierarchy.

The fair values of Level 3 financial instruments at March 31, 2008, consisted of the following:

Investments in other commodity pools:	$19,199,133

The following table presents a reconciliation of the activity for the investments in other commodity pools:

Balance at January 1, 2008:	$16,889,459
Gain (loss) from investments in other commodity pools:	989,674
Additions and redemptions, net:	1,320,000
Transfers in and/or out of Level 3:	--

Balance at March 31, 2008:	$19,199,133

A.  LIQUIDITY:  Approximately 11% of the Partnership's assets are highly liquid, such as cash and open futures contracts.  It is possible that extreme market conditions or daily price fluctuation limits at certain exchanges could adversely affect the liquidity of open futures contracts.  There are no restrictions on the liquidity of these assets except for amounts on deposit with the brokers needed to meet margin requirements on open futures contracts.  The other estimated 89% of the Partnership’s assets is invested in other commodity pools which are subject to certain restrictions.  The restrictions on withdrawals from these commodity pools typically include a 10 to 30 day written notice for withdrawals, monthly or quarterly redemptions and the commodity pools’ ability to limit or suspend redemptions.

As of January 31, 2008, the managing member of SHK Diversified LLC (“SHK”) temporarily suspended future redemptions.  SHK’s managing member indicated to investors that this action was taken due to a decline in the liquidity of the markets traded by SHK combined with a significant number of requests for redemptions.  At this time, it cannot be estimated, with any reasonable certainty, when this temporary suspension will be removed.  The Partnership’s investment in SHK is stated at $2,736,409 and $3,117,286 at March 31, 2008 and December 31, 2007, respectively, and its proportionate share in the earnings (losses) of this investment for the three months ended March 31, 2008 and 2007 of $(280,877) and $(69,946), respectively, is included in net income (loss) for the year then ended.  There is uncertainty as to the valuation of the Partnership’s investment in SHK.  Therefore, the General Partner considers it reasonable to establish a side pocket for the Partnership’s interest in SHK effective April 30, 2008, until such time as these funds are released and can be valued with certainty.  Investor units attributed to SHK will be segregated into a side pocket while units not attributed to SHK will continue to be available for redemption.  Redemptions will be in cash for that portion of the Partnership’s assets other than those attributed to SHK while the amount attributed to SHK will continue to be held in the side pocket.  On April 28, 2008, the Partnership submitted a request for full redemption from SHK.

B.  CAPITAL RESOURCES:  Since the Partnership's business is the purchase and sale of various commodity interests, it will make few, if any, capital expenditures.

The Partnership's offering of Units of Limited Partnership Interest terminated in 1995.

C.  RESULTS OF OPERATIONS:  The Partnership's net income (loss) for the three months ended March 31, 2008 and 2007 is as follows:

	2008	2007

Three months ended March 31,	$337,499	$(1,660,172)

As of March 31, 2008, 7,097 Units are outstanding, including 187 General Partner Units, with an aggregate Net Asset Value of $21,029,219 ($2,963.09 per Unit).  This represents a decrease in Net Asset Value of $394,608 compared with December 31, 2007.  The decrease was caused by partner redemptions exceeding trading gains for the period.

As of March 31, 2007, 8,554 Units are outstanding, including 187 General Partner Units, with an aggregate Net Asset Value of $25,412,560 ($2,970.79 per Unit).  This represents a decrease in Net Asset Value of $2,761,552 compared with

December 31, 2006.  The decrease was caused by trading losses and partner redemptions.

First Quarter 2008
--------------------------

The Partnership had large gains in interest rates, caused by the drop in interest rates by the Federal Reserve throughout the quarter.   Small gains were also made in energy, currencies and certain agricultural commodities.  The Partnership saw large losses in metals followed by small losses in the equity indexes.

The Partnership had a loss of 0.51% in January.  The Partnership had large losses in metals and stock indexes; losses were mostly offset by large gains in interest rates with smaller gains in certain agricultural commodities and currencies.

The Partnership had a gain of 3.27% in February.  The Partnership had large gains in interest rates, followed by gains in certain agricultural commodities, energy and currencies; losses were in metals and the stock indexes.

The Partnership had a loss of 1.13% in March.  The Partnership had gains in energy, currencies, interest rates and metals; losses were in stock indexes and certain agricultural commodities.

The Partnership ended the quarter with a gain of 1.59%.

First Quarter 2007
--------------------------

The first quarter saw volatility in equities and currencies.  The Partnership had large losses primarily in currencies, caused by a large spike in the Yen against the Dollar and several world currencies in the last couple days of February, which then carried over into March.   The Partnership also saw losses in certain agricultural commodities, energy and interest rates; gains were generally in stock indices and base metals.

The Partnership had a gain of 3.27% in January.  The Partnership had gains in stock indices, with smaller gains in energy and metals; losses were in foreign currencies, interest rates and certain agricultural commodities.

The Partnership had a loss of 4.81% in February.  The Partnership had large losses in currencies, with additional losses in energy and interest rates; gains were generally in stock indexes and certain agricultural commodities.

The Partnership had a loss of 4.50% in March.  The Partnership had large losses in grains and currencies, with smaller loses in interest rates, stock indices and energy; gains were limited to base metals and certain agricultural commodities.

The Partnership ended the quarter with a loss of 6.12%.

Market and Credit Risk
-----------------------------

The means by which the General Partner and the Advisors attempt to manage the risk of the Partnership's open positions is essentially the same in all market categories traded.  The General Partner attempts to manage market exposure by (i) diversifying the Partnership's assets among different Advisors whose strategies focus on different market sectors and trading approaches, and (ii) monitoring the Partnership's actual market exposures on a daily basis and reallocating assets away from Advisors, as necessary, if an over-concentration develops and persists in any one market sector or market sensitive commodity interest.  Each Advisor applies its own risk management policies to its trading.  These Advisor policies generally limit the total exposure that may be taken per "risk unit" of assets under management.  In addition, many Advisors follow diversification guidelines (often formulated in terms of the maximum margin which they will commit to positions in any one contract or group of related contracts), as well as imposing "stop-loss" points at which open positions must be closed out.  Certain Advisors treat their risk control policies as strict rules; others only as general guidelines for controlling risk.

Due to the speculative nature of trading commodity interests, the Partnership's income or loss from operations may vary widely from period to period.  Management cannot predict whether the Partnership's future Net Asset Value per Unit will increase or experience a decline.

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

D.  OFF-BALANCE SHEET ARRANGEMENTS:  Off-balance sheet risk refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in future obligation or loss.  The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market and credit risk.  In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable.  If the markets should move against all of the commodity interest positions of the Partnership at the same time, and if the Partnership were unable to offset positions, the Partnership could lose all of its assets and the limited partners would realize a 100% loss.  The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.  All positions of the Partnership are valued each day on a mark-to-market basis.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership.  The counterparty for futures and options on futures contracts traded in the United States and on most non-U.S. futures exchanges is the clearing organization associated with such exchange.  In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk.

In cases where the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions.  As a result, there likely will be greater counterparty credit risk in these transactions.  The Partnership trades only with those counterparties that it believes to be creditworthy.  Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

E.  CONTRACTUAL OBLIGATIONS:  None.

Item 3.  Quantitative and Qualitative Disclosures About Market Risk

The Partnership is a Smaller Reporting Company as defined by Rule 229.10(f)(1) and therefore this item is not applicable.

Item 4.  Controls and Procedures.

ProFutures, Inc., as General Partner of ProFutures Diversified Fund, L.P., with the participation of the General Partner's President and Chief Financial Officer, has evaluated the effectiveness of the design and operation of its disclosure controls and procedures (as defined in the Securities Exchange Act of 1934 Rules 13a-15(e) or 15d-15(e)) with respect to the Partnership as of the end of the period covered by this quarterly report.  Based on their evaluation, the President and Chief Financial Officer have concluded that these disclosure controls and procedures are effective.

Changes in Internal Control over Financial Reporting:

There were no changes in the General Partner's internal control over financial reporting applicable to the Partnership identified in connection with the evaluation required by paragraph (d) of Exchange Act Rules 13a-15 or 15d-15 that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, internal control over financial reporting applicable to the Partnership.

PART II - OTHER INFORMATION

Item 1.                    Legal Proceedings.

None.

Item 1A.                 Risk Factors.

The Partnership is a Smaller Reporting Company as defined by Rule 229.10(f)(1) and therefore this item is not applicable.

Item 2.                    Unregistered Sales of Equity Securities and Use of Proceeds.

(a) None.

(b) None.

(c) Effective April 30, 2008, investor units attributed to the investment in SHK will be segregated into a side pocket, while units not attributed to SHK will continue to be available for redemption.  Redemptions will be in cash for the portion of the Partnership's net assets not attributed to SHK, while the net assets attributed to SHK will continue to be held in the side pocket.   Redemption of the Partnership's net assets not attributed to SHK will be at the end of each calendar month at the then current Net Asset Value per Unit.

The right to obtain redemption is contingent upon the Partnership’s having property sufficient to discharge its liabilities on the redemption date and may be delayed if the General partner determines that early liquidation of the commodity interest positions to meet redemption payments would be detrimental to the Partnership or non-redeeming Limited Partners.

Under certain circumstances, including but not limited to, the inability to liquidate commodity positions or a delay in payment due the Partnership from commodity brokers, banks, commodity pools or other persons, the Partnership may in turn delay payment to Partners requesting redemption units.  In that event, payment for redemption of such units will be made to Limited Partners as soon as thereafter is practicable.

The following table summarizes the redemptions, excluding those that are not effective until subsequent periods, by partners during the three months ended March 31, 2008:

MONTH	UNITS REDEEMED	NAV PER UNIT
January 31, 2008	105	2,901.89
February 28, 2008	68	2,996.83
March 31, 2008	63	2,963.09
TOTAL	236

Item 3.         Defaults Upon Senior Securities.

        Not Applicable.

Item 4.                Submission of Matters to a Vote of Security Holders.

    None.

Item 5.                Other Information.

    None.

Item 6.                Exhibits.

    Exhibits filed herewith:

31.01       Certification of Gary D. Halbert, President, pursuant to Rules 13a-14 and 15d-14 of the Securities Exchange Act of 1934.

31.02       Certification of Debi B. Halbert, Chief Financial Officer, pursuant to Rules 13a-14 and 15d-14 of the Securities Exchange Act of 1934.

32.01       Certification of Gary D. Halbert, President, pursuant to 18 U.S.C. Section 1350 as enacted by Section 906 of The Sarbanes-Oxley
      Act of 2002.

32.02       Certification of Debi B. Halbert, Chief Financial Officer, pursuant to 18 U.S.C. Section 1350 as enacted by Section 906 of The Sarbanes-Oxley
      Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PROFUTURES DIVERSIFIED FUND, L.P.
(Registrant)

June 27, 2008	By /s/ GARY D. HALBERT
Date	Gary D. Halbert, President and Director
ProFutures, Inc.
General Partner

June 27, 2008	By /s/ DEBI B. HALBERT
Date	Debi B. Halbert, Chief Financial Officer,
Treasurer and Director
ProFutures, Inc.
General Partner